Derivative Instruments and Hedging Activities - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Interest rate swaps and cross currency swaps agreement
Derivative [Line Items]
Fair value of derivative asset	$ 12.6
Fair value of derivative liability	71.0
Restricted cash - current and - long-term	17.2
Interest rate swaps and swaptions and cross currency swaps agreement
Derivative [Line Items]
Restricted cash - current and - long-term		$ 22.3
Toledo Spirit time-charter derivative
Derivative [Line Items]
Derivative fair value, net	$ 2.3	$ 1.6